Leases	6 Months Ended
Jun. 30, 2020
Disclosure Text Block [Abstract]
Leases
NOTE 5:	LEASES

The Company leases substantially all of its office space and vehicles under operating leases. The Company’s leases have original lease periods expiring between 2020 and 2029. Some leases include one or more options to renew. The Company does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement. Lease payments included in the measurement of the lease liability comprise the following: the fixed non-cancellable lease payments, payments for optional renewal periods where it is reasonably certain the renewal period will be exercised, and payments for early termination options unless it is reasonably certain the lease will not be terminated early.

Under Topic 842, all leases with durations greater than 12 months, including non-cancellable operating leases, are now recognized on the balance sheet. The aggregated present value of lease agreements is recorded as a long-term asset titled Right of Use (“ROU”) assets. The corresponding lease liabilities are split between operating lease liabilities between and long-term liabilities.

The components of operating lease costs were as follows:

	Six months ended June 30,
	2019	2020
	Unaudited

Operating lease cost	$2,449	$3,923
Variable lease cost	1,937	1,955
Short-term lease cost	101	114

Total lease costs	$4,487	$5,992

The following is a summary of weighted average remaining lease terms and discount rates for all of the Company’s operating leases:

June 30, 2020
Unaudited

Weighted average remaining lease term (years)	7.9
Weighted average discount rate	4.74%

Cash paid for amounts included in the measurement of operating lease liabilities for the six months ended June 30, 2020 and 2019 (unaudited) was $4,608 and 3,740, respectively.

Maturities of lease liabilities are as follows:

The remainder of 2020	$5,464
2021	8,280
2022	8,268
2023	7,503
2024	6,688
2025 and thereafter	29,015

Total undiscounted cash flows	65,218
Less imputed interest	11,826

Present value of lease liabilities	$53,392